Vanguard Institutional Target Retirement 2030 Fund

Schedule of Investments (unaudited)
As of June 30, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (41.3%)
Vanguard Total Stock Market Index Fund Institutional Shares	171,730,769	12,544,933

International Stock Fund (27.6%)
Vanguard Total International Stock Index Fund Investor Shares	494,053,288	8,364,322

U.S. Bond Fund (21.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	610,096,164	6,643,947

International Bond Fund (9.3%)
Vanguard Total International Bond Index Fund Admiral Shares	123,928,009	2,835,473

Total Investment Companies (Cost $26,655,982)		30,388,675
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.499% (Cost $10,793)	107,917	10,794
Total Investments (100.1%) (Cost $26,666,775)		30,399,469
Other Assets and Liabilities-Net (-0.1%)		(31,718)
Net Assets (100%)		30,367,751

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York
Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

At June 30, 2019, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

Institutional Target Retirement 2030 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds					June 30,
	2018		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	1,144	NA1	NA1	2	1	157	—	10,794
Vanguard Total Bond
Market II Index Fund	5,444,802	2,113,977	1,240,186	—	325,354	128,369	—	6,643,947
Vanguard Total
International Bond
Index Fund	2,255,025	547,466	97,774	—	130,756	64,324	—	2,835,473
Vanguard Total
International Stock
Index Fund	7,206,991	1,270,403	3,624	(55)	(109,393)	185,809	—	8,364,322
Vanguard Total Stock
Market Index Fund	10,890,848	1,748,427	299,428	1,815	203,271	165,732	—	12,544,933
Total	25,798,810	5,680,273	1,641,012	1,762	549,989	544,391	—	30,399,469

1	Not applicable—purchases and sales are for temporary cash investment purposes.